Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares Participant) (Vanguard Intermediate-Term Government Bond Index F, Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
Annual Total Return
2012	2.63%
2011	9.66%